Guarantees and Product Warranties (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Changes in warranty liability balance
Changes in the Company’s warranty liability balance are illustrated in the following table:

	2015	2014
Balance at January 1	$113.3	$83.2
Current period accruals	35.7	92.6
Current period settlements	(49.1)	(51.2)
Currency translation	(26.3)	(11.3)
Balance at December 31	$73.6	$113.3